(Losses)/Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic (losses)/earnings per share
Number of shares used in per share calculation-basic	61,717,171	59,715,173	54,659,315
Net (loss)/income	$ (22,963)	$ 14,557	$ 10,427
Net income attributable to non-controlling interests	(3,774)	(2,859)	(2,434)
Accretion on redeemable non-controlling interests			(43,001)
Net (loss)/income attributable to ordinary shareholders of the Company	$ (26,737)	$ 11,698	$ (35,008)
(Losses)/earnings per share attributable to ordinary shareholders of the Company (US$ per share)	$ (0.43)	$ 0.20	$ (0.64)
Diluted (losses)/earnings per share
Number of shares used in per share calculation-basic	61,717,171	59,715,173	54,659,315
Adjustment for share options and LTIP		255,877
Weighted average number of outstanding ordinary shares in issue, diluted	61,717,171	59,971,050	54,659,315
Net (loss)/income for the year attributable to ordinary shareholders of the Company	$ (26,737)	$ 11,698	$ (35,008)
(Losses)/earnings per share attributable to ordinary shareholders of the Company (US$ per share)	$ (0.43)	$ 0.20	$ (0.64)